Offerings	Feb. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Units, each consisting of (i) one share of common stock, $0.0001 par value per share, and (ii) [one] Warrant to purchase one share of common stock
Amount Registered | shares	11,794,872
Proposed Maximum Offering Price per Unit	5.85
Maximum Aggregate Offering Price	$ 69,000,001.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,563.90
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, the registrant initially deferred payment of all of the registration fees for the automatic Registration Statement on Form S-3 No. 333-273195 filed by the registrant on July 10, 2023. Includes 11,794,872 Units which may be purchased by the underwriters upon exercise of the underwriters' option to purchase additional Units, which option may be exercised through the purchase of any combination of Units, shares and warrants, so long as the aggregate number of shares and warrants issuable pursuant to the option does not exceed 11,794,872 shares and 11,794,872 warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, included in the Units
Fee Rate	0.01531%
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional securities that become issuable by reason of any share splits, share dividends or similar transactions. No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants to purchase common stock included in the Units
Fee Rate	0.01531%
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional securities that become issuable by reason of any share splits, share dividends or similar transactions. No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon exercise of Warrants
Amount Registered | shares	11,794,872
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 82,564,104.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,640.56
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement shall also cover any additional securities that become issuable by reason of any share splits, share dividends or similar transactions.